RELATED PARTIES - Balances with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current liabilities
Credit balance in “accrued expenses and other current liabilities”	$ 178	$ 199
Non-current liabilities
Derivative financial instruments	$ 8	$ 11